Taxation - Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Current income tax expense:
Total current income tax expense
Deferred income tax benefit:
Total deferred income tax (benefit)/expense	(105,867)	(191,820)
Total income tax benefit	(105,867)	(191,820)
PRC [Member]
Current income tax expense:
Total current income tax expense
Deferred income tax benefit:
Total deferred income tax (benefit)/expense	(55,211)	(34,949)
Hong Kong [Member]
Current income tax expense:
Total current income tax expense
Deferred income tax benefit:
Total deferred income tax (benefit)/expense	(47,257)	(155,386)
Serbia [Member]
Current income tax expense:
Total current income tax expense
Other [Member]
Deferred income tax benefit:
Total deferred income tax (benefit)/expense	$ (3,399)	$ (1,485)